Principal Accounting Policies (Revenue Recognition) (Narrative) (Details)	12 Months Ended															25 Months Ended			17 Months Ended
	Dec. 31, 2014 USD ($) stream	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 PRC Subsidiaries [Member] Maximum [Member]	Dec. 31, 2014 PRC Subsidiaries [Member] Minimum [Member]	Dec. 31, 2014 Shengqu [Member]	Dec. 31, 2013 Shengqu [Member]	Dec. 31, 2012 Shengqu [Member]	Dec. 31, 2011 Shengqu [Member]	Dec. 31, 2014 Lansha [Member]	Dec. 31, 2013 Lansha [Member]	Dec. 31, 2012 Lansha [Member]	Dec. 31, 2011 Lansha [Member]	Dec. 31, 2014 Shanghai Shulong [Member]	Dec. 31, 2014 Nanjing Shulong [Member]	Dec. 31, 2014 Tianjing Youji [Member]	Dec. 31, 2014 Chengdu Youji [Member]	Dec. 31, 2014 Chengdu Simo [Member]	Dec. 31, 2014 Chengdu Aurora [Member]
Revenue Recognition [Line Items]
Licensing agreements, number of revenue streams	2	2
Mobile game revenues delivered through certain third party in total mobile game revenues, maximum percentage					1.00%
Applicable business tax rate						5.00%	3.00%				5.00%				5.00%
Value added tax rate						17.00%	3.00%	6.00%	6.00%	6.00%		6.00%	6.00%	6.00%		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Advertising revenues		0	500,000	18,600,000
Related party revenues in consolidated net revenues	$ 3,700,000	23,100,000	35,100,000	58,600,000
Percentage of revenue from related parties in total net revenue	0.60%	0.60%